Supplementary Financial Statement Information	12 Months Ended
Dec. 31, 2020
Supplementary Financial Statement Information [Abstract]
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION

Note 22:- Supplementary Financial Statement Information

a.	Composition of Non-controlling interest in material partially owned subsidiaries:

	December 31,
	2020	2019
Matrix and its subsidiaries	$147,662	$120,225
Sapiens and its subsidiaries	306,684	203,942
Magic Software and its subsidiaries	150,808	150,370
Other	188	157
	$605,342	$474,694

b.	The following table provides detailed breakdown of the Group’s financial income and expenses:

	Year ended December 31,
	2020	2019	2018
Financial expenses:
Financial expenses related to liabilities in respect of business combinations	$3,738	$1,061	$1,108
Interest expenses on loans and borrowings	6,863	6,376	6,891
Financial costs related to Debentures	6,546	5,632	5,479
Interest expenses attributed to IFRS 16	5,367	4,195	-
Bank charges, negative foreign exchange differences and other financial expenses	6,930	5,179	2,374
	29,444	22,443	15,852
Financial income:
Income from marketable securities and embedded derivative	204	747	832
Interest income from deposits, positive foreign exchange differences and other financial income	2,355	3,044	6,730
	2,559	3,791	7,562

Financial expenses, net	$26,885	$18,652	$8,290

c.	Geographical information:

1)	The Group’s property and equipment is located as follows:

	December 31,
	2020	2019
Israel	$44,105	$28,446
United States	4,517	4,709
Europe	3,303	1,828
Japan	283	265
Other	6,968	7,811
Total	$59,176	$43,059

2)	Revenues:

The Group’s revenues classified by geographic area (based on the location of customers) are as follows:

	Year ended December 31,
	2020	2019	2018
Israel	$1,203,109	$1,047,265	$893,605
International:
United States	501,785	462,803	418,148
Europe	189,152	145,564	141,316
Africa	11,702	15,336	13,726
Japan	14,282	14,925	11,053
Other (mainly Asia pacific)	13,888	15,222	15,140
Total	$1,933,918	$1,701,115	$1,492,988

d.	Earnings per share:

The following table presents the computation of basic and diluted net earnings per share for the Group:

	Year ended December 31,
	2020	2019	2018
Numerator:
Basic earnings per share – net income attributable to equity holders of the Company	$46,776	$38,820	$32,365
Diluted earnings per share - net income attributable to equity holders of the Company	$45,969	$37,457	$33,376
Denominator:
Basic earnings per share - weighted average shares outstanding	15,286	15,190	14,740
Effect of dilutive securities	6	151	831

Diluted earnings per share – adjusted weighted average shares outstanding	15,292	15,341	15,571

Basic net earnings per share	3.05	2.56	2.20

Diluted net earnings per share	3.01	2.44	2.14